Revenue - Summary of Revenue by Delivery Location (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		$ 1,323,365	$ 1,224,262	$ 1,109,800
Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		1,323,365	1,224,262	1,109,800
India [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		723,148	635,678	555,796
USA [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		623,370	602,453	504,260
USA [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		158,999	185,898	168,493
Philippines [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		188,818	164,930	143,238
UK [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		374,995	351,035	363,871
UK [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services	[1]	78,134	103,422	127,826
South Africa [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		13,421	13,526	22,270
South Africa [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		84,389	63,025	56,735
Sri Lanka [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		17,636	15,714	16,282
Romania [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		26,077	20,702	12,756
China [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		15,450	13,919	13,880
Spain [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		2,733	3,902	5,314
Poland [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		12,970	6,764	4,989
Costa Rica [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		8,399	5,272	3,643
Australia [member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		85,968	74,738	67,409
Australia [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		6,121	4,945	848
Malaysia [member] | Delivery Location [Member]
Disclosure Of Revenue By Delivery Location [Line Items]
Revenue from rendering of services		$ 491	$ 91	$ 0

[1]	Includes revenue derived from Germany, which is not significant.